Consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets.
Cash and cash equivalents	$ 180,255	$ 322,085
Marketable securities	175,336	16,594
Other assets	35,173	34,371
Due from settlement of capital provision assets	86,311	30,708
Capital provision assets	2,900,465	2,564,742
Property and equipment	13,069	15,225
Goodwill & Intangible asset	134,019	134,032
Deferred tax asset	78	256
Total assets	3,524,706	3,118,013
Liabilities
Debt interest payable	13,918	9,556
Other liabilities	126,057	109,747
Debt Payable	1,022,557	667,814
Financial liabilities related to third party interests in capital provision assets	398,595	400,660
Deferred tax liability	22,889	24,742
Total liabilities	1,584,016	1,212,519
Commitments and Contingencies (see note 22)
Shareholders' equity
Ordinary shares no par value: unlimited shares authorized and 219,049,877 shares issued and outstanding at December 31, 2021 and 2020, respectively	598,813	598,813
Additional paid-in capital	26,366	22,529
Accumulated other comprehensive income	4,108	6,551
Retained earnings	922,503	1,034,319
Total shareholders' equity attributable to Burford Capital, Limited	1,551,790	1,662,212
Non-controlling interest in consolidated subsidiaries	388,900	243,282
Total shareholders' equity	1,940,690	1,905,494
Total liabilities and shareholders' equity	$ 3,524,706	$ 3,118,013